Bonds	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Bonds
20	BONDS

As of December 31, this item includes:

	Total		Current		Non-current
	2017	2018	2017	2018	2017	2018
GyM Ferrovías	603,657	611,660	12,294	13,422	591,363	598,238
Norvial	343,910	325,382	24,361	25,745	319,549	299,637

	947,567	937,042	36,655	39,167	910,912	897,875

a)	GyM Ferrovias S.A.

In February 2015, the subsidiary GyM Ferrovias S.A. completed an international corporate bond issue under “Regulation S” of the United States of America. The issue was made in soles VAC (adjusted by the Constant Update Value) for an amount of S/629 million. Issuance costs amounted to S/22 million. The bonds mature in November 2039 and bear interest at a rate of 4.75% (plus the VAC adjustment), have a risk rating of AA+ (local scale) granted by Apoyo & Asociados Internacionales Clasificadora de Riesgo and a guarantee scheme that includes a mortgage on the concession of which GyM Ferrovias S.A. is the concessionaire, collateral on the shares of GyM Ferrovias S.A., Assignment of the Collection Rights of the Administration Trust, a Flows Trust and Reserve Accounts for the Debt Service, Operation, and Maintenance and the ongoing Capex. At December 31, 2018, S/67.7 million have been amortized (S/57.5 million at December 31, 2017).

As of December 31, 2018, the balance includes accrued interest and VAC adjustments for S/72.0 million (S/60.5 million as of December 31, 2017).

As of December 31, 2017, and 2018, the movement in this account is as follows:

	2017	2018
Balance at January, 1	604,031	603,657
Amortization	(19,141)	(10,178)
Accrued interest	49,132	48,130
Interest paid	(30,365)	(29,949)

Balance at December, 31	603,657	611,660

As part of the bond structuring process, GyM Ferrovias S.A. undertook to report and verify compliance with the following covenants, measured by its individual financial statements:

•	Debt service coverage ratio not less than 1.2 times;

•	Maintain a minimum balance in the trust equal to one-quarter of operating and maintenance costs (including VAT);

•	Maintain a constant balance in the minimum trust equal to the following two coupons according to the bond schedule.

On August 23, 2017, GyM Ferrovias S.A. and Line One CPAO Purchaser LLC signed the purchase-sale contract and assignment of collection rights for the “Annual Payment for Complementary Investment (PAO Complementary)” derived from the Concession Contract for an amount equivalent to US$316 million.

On August 23, 2017, GyM Ferrovias S.A. as Borrower, Mizuho Bank, Ltd., and Sumitomo Mitsui Banking Corporation as Lenders and Mizuho Bank, Ltd. as Administrative Agent signed a Working Capital loan agreement for an amount equivalent to US$80 million to partially finance the Lima Metro Line 1 Expansion Project. As of December 31, 2018, the balance payable amounts to US$62 million.

b)	Norvial S.A.

Between 2015 and 2016, the subsidiary, Norvial S.A., issued the First Corporate Bond Program on the Lima Stock Exchange for S/365 million. The rating companies Equilibrium Risk and Apoyo & Asociados Internacionales gave the rating of AA to this debt instrument.

The purpose of the awarded funds was to finance the construction works of the Second Stage of the Road Network No. 5 and the financing of the VAT linked to the execution of the expenses of the Project.

As of December 31, 2017, and 2018, the movement in this account is as follows:

	2017	2018
Balance at January, 1	363,684	343,910
Amortization	(20,010)	(18,736)
Accrued interest	2,987	24,170
Capitalized interest	26,011	3,361
Interest paid	(28,762)	(27,323)

Balance at December, 31	343,910	325,382

As part of the bond structuring process, Norvial S.A. undertook to periodically report and verify compliance with the following covenants:

•	Debt service coverage ratio not less than 1.3 times;

•	Proforma leverage ratio less than 4 times.

The fair value of both obligations at December 31, 2018 amounts to S/1,037 million (at December 31, 2017, amounts to S/1,040 million), and is based on discounted cash flows using rates between 4.09% and 5.45% (between 4.49% and 6.63% at December 31, 2017) corresponding to level 2 of the fair value hierarchy.

As of December 31, 2017, and 2018, the Company has complied with the covenants of both types of bonds.